Shareholders’ Equity - Schedule of MTIP and DSUP Activity (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
PUs, RUs, and DSUs (number of units)
Balance, beginning of year (units)	6,484,831	9,908,154
Granted (units)	1,158,547	674,971
Vested and paid out (units)	(681,841)	(791,335)
Forfeited (units)	(1,342,832)	(3,377,962)
Units in lieu of dividends (units)	113,429	71,003
Outstanding, end of year (units)	5,732,134	6,484,831